Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Small Intrinsic Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Small Intrinsic Value Fund (the “Small Intrinsic Value Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Intrinsic Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Small Intrinsic Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Intrinsic Value Fund’s performance.  The Advisor anticipates that the Fund’s portfolio turnover rate for the Small Intrinsic Value Fund will not exceed 100%; however the rate may vary depending on market conditions in any given year.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Small Intrinsic Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small Intrinsic Value Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small Intrinsic Value Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Intrinsic Value Fund employs a value strategy and invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of small capitalization (“small cap”) companies.  The Small Intrinsic Value Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Value Index.  As of the last reconstitution date, May 31, 2013, the market capitalization of companies in the Russell 2000® Value Index ranged from $129 million to $3.2 billion.  The Fund will invest in companies whose market prices do not reflect their true values as determined by the Advisor.  The Advisor seeks to buy securities of companies that it believes are undervalued, underfollowed and/or offer above-average growth prospects.

Up to 20% of the Small Intrinsic Value Fund’s net assets may be invested in the stocks of micro, mid and large capitalization companies. These investments may include investment grade debt securities, U.S. government securities and other investment companies, including exchange traded funds (“ETFs”).  Although most of the Small Intrinsic Value Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in American Depository Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.

From time to time, the Small Intrinsic Value Fund may engage in short-sale transactions with respect to up to 25% of its net assets. The Small Intrinsic Value Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The Small Intrinsic Value Fund may also sell options purchased and write “covered” call options.  The Small Intrinsic Value Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Small Intrinsic Value Fund uses a “bottom-up” approach in investing.  The Fund invests in deep value situations that may sometimes require a longer time horizon.  The Value Fund will typically seek companies that have a high amount of intrinsic asset value, low price to book ratios, above average dividend yields, low PE multiples, or the potential for a turnaround in the underlying fundamentals.

The Advisor will consider selling a security in the Small Intrinsic Value Fund’s portfolio, if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Small Intrinsic Value Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.

Note:  Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Intrinsic Value Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets.  Shareholders will be provided 30 days’ written notice upon such conditions.  If the Small Intrinsic Value Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Small Intrinsic Value Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Small Intrinsic Value Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Small Intrinsic Value Fund may seek to hedge investments or realize additional gains through short sales.  Because the Fund may short positions it does not own, potential losses to the Fund are unlimited.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Although investments in ADRs, EDRs and GDRS may limit the Fund’s exposure to currency risk, it will not limit exposure to other foreign or emerging markets risk.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Small Intrinsic Value Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•	New Fund Risk: There can be no guarantee that the Small Intrinsic Value Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Small Intrinsic Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Small Intrinsic Value Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Small Intrinsic Value Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Small Intrinsic Value Fund by comparing it against a broad measure of market performance.  Updated performance information will also be available on the Fund’s website at www.hodgesmutualfunds.com or by calling the Fund toll-free at 1-866-811-0224.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, the performance information will provide some indication of the risks of investing in the Small Intrinsic Value Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Small Intrinsic Value Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0224
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver and/or Expense Reimbursement/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.29%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 461

[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the Small Intrinsic Value Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the Small Intrinsic Value Fund to 1.29% (the "Expense Cap"). The Expense Cap will remain in effect at least until December 31, 2015. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.